Quarterly Financial Data (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2016:
Revenues	$4,481	$5,289	$5,531	$6,526	$21,827
Operating income (loss)	614	715	638	(165)	1,802
Net income (loss)	376	472	138	(362)	624
Common Unitholders’ interest in net income (loss)	(67)	60	(241)	(762)	(1,010)
Basic net income (loss) per Common Unit	$(0.10)	$0.07	$(0.33)	$(0.98)	$(1.37)
Diluted net income (loss) per Common Unit	$(0.10)	$0.07	$(0.33)	$(0.98)	$(1.37)

	Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2015:
Revenues	$10,326	$11,540	$6,601	$5,825	$34,292
Operating income	608	888	576	187	2,259
Net income	268	839	393	21	1,521
Common Unitholders’ interest in net income (loss)	(48)	298	59	(327)	(18)
Basic net income (loss) per Common Unit	$(0.11)	$0.45	$0.07	$(0.45)	$(0.06)
Diluted net income (loss) per Common Unit	$(0.11)	$0.45	$0.07	$(0.45)	$(0.07)